Common Stock Warrants	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation and Common Stock Warrants [Abstract]
Common Stock Warrants

14. Common Stock Warrants

The following table summarizes warrant activity for the year ended December 31, 2015:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding on January 1, 2015	2,367,500	$2.48
Granted	15,000,000	0.35
Exercised	-	-
Forfeited	-	-
Outstanding on December 31, 2015	17,367,500	0.64
Warrants exercisable on December 31, 2015	17,367,500	$0.64